Other operating items - Other Operating Items (Details) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 22, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) rig		Dec. 31, 2020 USD ($) rig		Dec. 31, 2019 USD ($)
Other Operating Income (Loss) [Abstract]
Impairment of long lived assets	$ 152	$ 0	$ 0	$ 0	$ 0	$ (152)	$ (152)		$ (4,087)		$ 0
Loss on impairment of intangibles		0			0	(152)	0		(21)		0
Gain on disposals		2	1	11	1	22	47		15		0
Other operating income		0	0	0	0	3	54	[1]	9	[1]	39	[1]
Total other operating items		$ 2	$ 1	$ 11	$ 1	$ (127)	$ (51)		$ (4,084)		$ 39
Number of rigs disposed of | rig							7		1

[1]	Includes revenue received from related parties of $189 million, $305 million and $333 million and costs paid to related parties of $70 million, $12 million, and $3 million for the years ended December 31, 2021, 2020 and 2019, respectively. Refer to Note 27 – “Related party transactions” for further details.